Net loss per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average shares – denominator for diluted net loss per share	7,908,266	7,528,038	3,464,470
Net loss per share diluted	$ 0.34	$ 0.49	$ 0.24